Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 190,405	$ 206,634	$ 149,930
Costs	(115,302)	(150,443)	(119,602)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,294)	39,658	51,142
Changes in the net realizable value of agricultural products after harvest	(2,538)	(4,307)	(2,085)
Gross profit	71,271	91,542	79,385
Net gain/ (loss) from fair value adjustment of investment properties	(51,677)	(35,750)	(7,940)
Gain from disposal of farmlands	15,026	11,868	4,631
General and administrative expenses	(27,780)	(19,504)	(18,266)
Selling expenses	(13,556)	(15,826)	(14,659)
Other operating results ,net	(8,914)	(1,649)	(8,067)
Management fees	(4,760)	(8,988)	0
Profit from operations	(20,390)	93,193	35,084
Share of (loss)/ profit of associates and joint ventures	1,580	(420)	(15,679)
Profit before financial results and income tax	(18,810)	92,773	19,405
Finance income	2,199	2,818	2,322
Finance cost	(23,711)	(33,577)	(53,097)
Other financial results	34,603	77,201	70,693
Inflation adjustment	11,177	862	2,022
Financial results, net	24,268	47,304	21,940
Profit before income tax	5,458	140,077	41,345
Income tax	72,721	(4,262)	(98,772)
Profit/ (loss) for the year from continuing operations	78,179	135,815	(57,427)
Loss for the year from discontinued operations	0	0	(29,190)
Profit/ (loss) for the year	78,179	135,815	(86,617)
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive loss from subsidiaries	8,531	(46,699)	(3,234)
Revaluation surplus	513	1,285	3,475
Other comprehensive (loss)/ income for the year from continuing operations	9,044	(45,414)	241
Other comprehensive (loss)/ income for the year from discontinued operations	0	0	(40,449)
Total other comprehensive (loss)/ income for the year	9,044	(45,414)	(40,208)
Total comprehensive (loss)/ income for the year	87,223	90,401	(126,825)
Total comprehensive (loss)/ income from continuing operations	87,223	90,401	(57,186)
Total comprehensive (loss)/ income from discontinued operations	0	0	(69,639)
Total comprehensive (loss)/ income from the year	87,223	(90,401)	(126,825)
Equity holders of the parent1	43,870	79,954	44,433
Non-controlling interest	34,309	55,861	(42,184)
Profit/ (loss) from continuing operations attributable to:
Equity holders of the parent	43,870	79,954	(27,146)
Non-controlling interest	34,309	55,861	(30,281)
Total comprehensive income/ (loss) attributable to
Equity holders of the parent	47,573	61,809	(56,251)
Non-controlling interest1	$ 39,650	$ 28,592	$ (70,574)
Profit/ (loss) for the year per share attributable to equity holders of the parent
Basic	$ 72.87	$ 131.29	$ (81.68)
Diluted	64.04	117.75	(81.68)
Profit/ (loss) per share from continuing operations attributable to equity holders of the parent:
Basic	72.87	131.29	(49.90)
Diluted	$ 64.04	$ 117.75	$ (49.90)